Below Investment Grade Non-Agency Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 MBS 1 [Member]		Dec. 31, 2012 MBS 2 [Member]		Dec. 31, 2012 Below Investment Grade Non-Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Class				SSNR, AS	[1]	PT, AS	[1]
Amortized Cost		$ 231,375	[2]	$ 1,533		$ 198		$ 1,731
Gross Unrealized Gains		4,939		0		4		4
Gross Unrealized Losses		5,500		(116)		0		(116)
Fair Value	176,513	230,814		1,417		202		1,619
Lowest Credit Rating				D	[3]	CCC	[3]
Total Credit Related OTTI				$ 197	[4]	$ 0	[4]	$ 197	[4]
Credit Support Coverage Ratio				0.00%	[5]	0.24%	[5]

[1]	(1) Class definitions: PT - Pass Through, AS - Accelerated, and SSNR - Super Senior.
[2]	(1) Net of OTTI write-downs recognized in earnings.
[3]	(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
[4]	(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.
[5]	(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline. The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.